OTHER EXPENSE, NET	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
OTHER EXPENSE, NET
NOTE 17:	OTHER EXPENSE, NET

	Year ended December 31,
	2023	2022
Credit losses	$1,457	$1,000
Other	1,355	138
Total other expense, net	$2,812	$1,138

Credit losses provision The following is a summary of the accounts receivables allowance for credit losses for the years ended December 31:

	Year ended December 31,
	2023	2022
Balance at beginning of period	$12,667	$11,667
Provision during the period	1,457	1,000
Balance at end of period	$14,124	$12,667